Goodwill - Summary of Carrying Amounts of Goodwill Allocated to Cash-generating Units (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of information for cash-generating units [line items]
Goodwill	$ 1,632,618	$ 49,974,446	$ 324,551	$ 9,934,494	$ 10,490,309	$ 10,506,519
Packaging segment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,167,245	35,729,371		1,362,724
Testing segment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	439,362	13,448,886		7,775,581
All other segments [member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 26,011	$ 796,189		$ 796,189